LVIP Macquarie Limited-Term Diversified Income Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.91%
Federal Home Loan Mortgage Corp. REMICS Series 5092 WG 1.00% 4/25/31	7,811,708	$7,247,669
•Federal Home Loan Mortgage Corp. STACR REMICS Trust
Series 2023-HQA3 A1 6.19% (SOFR30A + 1.85%) 11/25/43	2,313,408	2,336,622
Series 2024-DNA3 M1 5.34% (SOFR30A + 1.00%) 10/25/44	1,805,241	1,803,547
Series 2025-DNA1 M2 5.69% (SOFR30A + 1.35%) 1/25/45	3,600,000	3,583,904
♦Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
Series T-54 2A 6.50% 2/25/43	431	438
Series T-58 2A 6.50% 9/25/43	5,870	6,126
•Federal National Mortgage Association Connecticut Avenue Securities Trust
Series 2023-R08 1M1 5.84% (SOFR30A + 1.50%) 10/25/43	1,831,432	1,834,904
Series 2025-R01 1M2 5.84% (SOFR30A + 1.50%) 1/25/45	1,570,000	1,564,263
Series 2025-R02 1M2 5.94% (SOFR30A + 1.60%) 2/25/45	2,640,000	2,637,864
•Federal National Mortgage Association Grantor Trust Series 2001-T5 A2 7.00% 6/19/41	5,387	5,466
Total Agency Collateralized Mortgage Obligations (Cost $21,610,231)		21,020,803
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–1.08%
•FREMF K-100 Mortgage Trust Series 2024-K100 B 3.49% 11/25/52	5,000,000	4,687,952
•FREMF Mortgage Trust
Series 2018-K80 B 4.24% 8/25/50	3,000,000	2,924,628
Series 2024-K86 B 4.29% 11/25/51	4,340,000	4,242,922
Total Agency Commercial Mortgage-Backed Securities (Cost $12,035,591)		11,855,502
AGENCY MORTGAGE-BACKED SECURITIES–6.38%
Federal Home Loan Mortgage Corp. 5.50% 9/1/41	1,154,548	1,178,949
Federal National Mortgage Association
2.50% 8/1/36	2,451,915	2,273,390
3.50% 6/1/52	5,942,764	5,407,222
4.50% 7/1/40	170,485	168,079
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association (continued)
4.50% 8/1/41	398,343	$392,816
4.50% 2/1/46	3,178,007	3,122,433
4.50% 5/1/46	308,311	304,321
4.50% 11/1/47	3,202,490	3,119,692
4.50% 4/1/48	1,788,289	1,773,960
4.50% 1/1/50	803,760	791,969
5.00% 7/1/47	337,935	340,889
5.00% 8/1/48	2,554,810	2,555,158
5.00% 7/1/49	5,841,816	5,834,191
5.50% 5/1/44	6,219,652	6,364,642
6.00% 1/1/42	679,120	708,071
6.00% 8/1/54	11,952,481	12,142,047
Uniform Mortgage-Backed Security, TBA
5.50% 4/1/55	12,470,000	12,453,424
6.00% 4/1/55	11,220,000	11,395,503
Total Agency Mortgage-Backed Securities (Cost $71,380,580)		70,326,756
CORPORATE BONDS–27.77%
Aerospace & Defense–0.68%
Boeing Co. 2.20% 2/4/26	2,075,000	2,030,182
RTX Corp. 5.75% 11/8/26	5,355,000	5,453,368
		7,483,550
Agriculture–0.31%
Bunge Ltd. Finance Corp. 4.20% 9/17/29	3,450,000	3,391,005
		3,391,005
Airlines–0.04%
United Airlines, Inc. 4.38% 4/15/26	465,000	457,606
		457,606
Auto Manufacturers–0.91%
Ford Motor Credit Co. LLC
3.38% 11/13/25	3,070,000	3,033,351
5.80% 3/8/29	1,450,000	1,435,797
6.80% 5/12/28	1,890,000	1,941,125
6.80% 11/7/28	735,000	755,914
6.95% 6/10/26	645,000	654,976
Hyundai Capital Services, Inc. 5.25% 1/22/28	2,215,000	2,242,105
		10,063,268
Banks–9.38%
Banco Continental SAECA 2.75% 12/10/25	3,115,000	3,059,552
μBanco de Credito del Peru SA 3.13% 7/1/30	2,260,000	2,240,738
μBank of America Corp.
5.16% 1/24/31	2,475,000	2,509,115
5.82% 9/15/29	2,670,000	2,766,983
Bank of Montreal
1.85% 5/1/25	1,785,000	1,780,897
LVIP Macquarie Limited-Term Diversified Income Fund–1

LVIP Macquarie Limited-Term Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Bank of Montreal (continued)
μ7.70% 5/26/84	1,848,000	$1,877,819
μBank of New York Mellon Corp.
4.94% 2/11/31	1,955,000	1,972,365
5.80% 10/25/28	2,167,000	2,238,167
6.30% 3/20/30	1,640,000	1,680,874
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico 1.88% 9/18/25	3,490,000	3,437,916
BPCE SA 5.13% 1/18/28	1,065,000	1,077,412
Citibank NA
5.44% 4/30/26	1,315,000	1,329,160
5.49% 12/4/26	1,160,000	1,179,567
μCitigroup, Inc. 6.75% 2/15/30	2,000,000	1,977,652
μCitizens Financial Group, Inc. 5.25% 3/5/31	2,360,000	2,372,679
μCredit Agricole SA 1.91% 6/16/26	1,895,000	1,883,413
μDeutsche Bank AG
6.72% 1/18/29	708,000	740,958
6.82% 11/20/29	1,440,000	1,527,007
μFifth Third Bank NA 4.97% 1/28/28	2,810,000	2,825,973
JPMorgan Chase & Co.
μ5.01% 1/23/30	1,690,000	1,708,768
μ5.14% 1/24/31	1,455,000	1,477,692
•5.24% (SOFR + 0.89%) 4/22/27	3,675,000	3,690,418
μ5.57% 4/22/28	1,890,000	1,927,772
μLloyds Banking Group PLC 5.72% 6/5/30	1,210,000	1,246,332
μMorgan Stanley
6.14% 10/16/26	12,400,000	12,496,697
6.30% 10/18/28	1,854,000	1,928,060
6.41% 11/1/29	694,000	732,504
μMorgan Stanley Bank NA 5.50% 5/26/28	1,985,000	2,021,637
PNC Bank NA 3.88% 4/10/25	4,955,000	4,953,975
μPNC Financial Services Group, Inc.
5.22% 1/29/31	2,670,000	2,716,798
5.30% 1/21/28	2,240,000	2,270,728
Popular, Inc. 7.25% 3/13/28	795,000	822,377
State Street Corp. 4.99% 3/18/27	2,080,000	2,107,138
μTruist Bank 4.63% 9/17/29	9,026,000	8,828,815
μU.S. Bancorp
4.65% 2/1/29	223,000	223,136
5.05% 2/12/31	1,950,000	1,965,959
5.38% 1/23/30	650,000	663,169
5.73% 10/21/26	243,000	244,420
6.79% 10/26/27	1,000,000	1,033,210
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μUBS Group AG
6.85% 9/10/29	1,085,000	$1,078,700
7.00% 2/10/30	1,170,000	1,152,252
μWells Fargo & Co.
3.91% 4/25/26	8,225,000	8,219,494
5.24% 1/24/31	1,490,000	1,514,979
		103,503,277
Beverages–0.25%
Coca-Cola Consolidated, Inc. 5.25% 6/1/29	2,735,000	2,795,223
		2,795,223
Biotechnology–0.96%
Royalty Pharma PLC 1.20% 9/2/25	10,690,000	10,524,412
		10,524,412
Chemicals–0.21%
Ma'aden Sukuk Ltd. 5.25% 2/13/30	2,240,000	2,266,414
		2,266,414
Commercial Services–0.22%
Prime Security Services Borrower LLC/Prime Finance, Inc.
3.38% 8/31/27	1,845,000	1,748,367
5.75% 4/15/26	712,000	710,958
		2,459,325
Computers–0.34%
Accenture Capital, Inc. 4.05% 10/4/29	3,830,000	3,775,922
		3,775,922
Distribution/Wholesale–0.10%
Telecommunications Co. Telekom Srbija AD Belgrade 7.00% 10/28/29	1,105,000	1,101,929
		1,101,929
Diversified Financial Services–1.61%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00% 10/29/28	1,310,000	1,231,020
5.10% 1/19/29	5,820,000	5,871,180
Air Lease Corp. 2.88% 1/15/26	755,000	744,045
Aviation Capital Group LLC
1.95% 1/30/26	3,680,000	3,593,806
3.50% 11/1/27	2,410,000	2,328,062
5.38% 7/15/29	1,825,000	1,839,401
Avolon Holdings Funding Ltd. 4.95% 1/15/28	1,390,000	1,384,170
LVIP Macquarie Limited-Term Diversified Income Fund–2

LVIP Macquarie Limited-Term Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Castlelake Aviation Finance DAC 5.00% 4/15/27	171,000	$172,604
Jefferies Financial Group, Inc. 5.88% 7/21/28	560,000	575,000
		17,739,288
Electric–3.36%
AEP Texas, Inc. 5.45% 5/15/29	1,645,000	1,683,641
Avangrid, Inc. 3.20% 4/15/25	2,630,000	2,627,874
Duke Energy Carolinas LLC 3.95% 11/15/28	1,335,000	1,315,808
Fells Point Funding Trust 3.05% 1/31/27	3,065,000	2,969,459
FirstEnergy Pennsylvania Electric Co. 5.20% 4/1/28	3,465,000	3,517,260
National Rural Utilities Cooperative Finance Corp.
4.45% 3/13/26	2,045,000	2,045,565
4.80% 3/15/28	1,570,000	1,589,704
μNextEra Energy Capital Holdings, Inc. 6.38% 8/15/55	700,000	700,754
Pacific Gas & Electric Co. 5.55% 5/15/29	1,105,000	1,120,083
PacifiCorp 5.10% 2/15/29	470,000	478,850
Sempra 3.30% 4/1/25	4,220,000	4,220,000
Southern Co. 4.85% 6/15/28	4,825,000	4,881,443
Virginia Power Fuel Securitization LLC 5.09% 5/1/29	9,368,199	9,427,821
Vistra Operations Co. LLC 5.13% 5/13/25	440,000	439,543
		37,017,805
Engineering & Construction–0.20%
Sitios Latinoamerica SAB de CV 6.00% 11/25/29	2,200,000	2,217,754
		2,217,754
Food–0.34%
Mars, Inc. 4.80% 3/1/30	2,560,000	2,574,642
Sysco Corp. 5.10% 9/23/30	1,195,000	1,213,019
		3,787,661
Insurance–1.54%
Aon North America, Inc. 5.13% 3/1/27	1,565,000	1,581,893
Arthur J Gallagher & Co. 4.85% 12/15/29	5,955,000	5,996,136
Met Tower Global Funding 3.70% 6/13/25	6,120,000	6,109,708
New York Life Global Funding 5.45% 9/18/26	2,580,000	2,623,136
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Northwestern Mutual Global Funding 4.96% 1/13/30	685,000	$694,640
		17,005,513
Internet–0.42%
JD.com, Inc. 3.88% 4/29/26	3,470,000	3,447,451
Meta Platforms, Inc. 4.30% 8/15/29	1,170,000	1,169,751
		4,617,202
Investment Companies–0.45%
Apollo Debt Solutions BDC 6.70% 7/29/31	2,120,000	2,187,302
Blackstone Private Credit Fund 5.60% 11/22/29	1,225,000	1,214,705
Blue Owl Credit Income Corp. 6.60% 9/15/29	1,565,000	1,590,276
		4,992,283
Leisure Time–0.17%
Carnival Corp. 7.63% 3/1/26	1,882,000	1,882,551
		1,882,551
Media–0.85%
Charter Communications Operating LLC/Charter Communications Operating Capital 6.15% 11/10/26	6,415,000	6,545,176
Sirius XM Radio LLC 5.00% 8/1/27	2,905,000	2,838,298
		9,383,474
Mining–0.51%
Novelis Corp. 3.25% 11/15/26	3,005,000	2,905,056
Rio Tinto Finance USA PLC 4.50% 3/14/28	2,700,000	2,715,702
		5,620,758
Miscellaneous Manufacturing–0.40%
Parker-Hannifin Corp. 4.25% 9/15/27	4,455,000	4,445,142
		4,445,142
Oil & Gas–0.85%
Diamondback Energy, Inc. 5.20% 4/18/27	920,000	931,271
Occidental Petroleum Corp.
5.20% 8/1/29	5,375,000	5,371,411
5.88% 9/1/25	3,052,000	3,056,762
		9,359,444
Packaging & Containers–0.24%
Mauser Packaging Solutions Holding Co. 7.88% 4/15/27	2,700,000	2,646,000
		2,646,000
LVIP Macquarie Limited-Term Diversified Income Fund–3

LVIP Macquarie Limited-Term Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals–0.24%
AbbVie, Inc. 4.80% 3/15/29	2,640,000	$2,673,517
		2,673,517
Pipelines–0.85%
Energy Transfer LP 5.55% 2/15/28	4,720,000	4,831,504
Kinder Morgan, Inc. 5.10% 8/1/29	2,140,000	2,162,397
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.00% 1/15/28	2,375,000	2,375,530
		9,369,431
Real Estate Investment Trusts–0.70%
Crown Castle, Inc. 1.05% 7/15/26	4,740,000	4,518,229
VICI Properties LP
4.75% 4/1/28	885,000	886,759
4.95% 2/15/30	1,420,000	1,407,736
VICI Properties LP/VICI Note Co., Inc. 4.63% 12/1/29	865,000	839,149
		7,651,873
Semiconductors–0.72%
Broadcom, Inc. 5.05% 7/12/29	4,460,000	4,521,947
SK Hynix, Inc. 1.50% 1/19/26	3,510,000	3,421,443
		7,943,390
Software–0.49%
Oracle Corp.
5.25% 2/3/32	930,000	941,994
5.80% 11/10/25	2,780,000	2,801,268
6.15% 11/9/29	1,530,000	1,619,639
		5,362,901
Telecommunications–0.43%
T-Mobile USA, Inc. 3.75% 4/15/27	4,850,000	4,779,793
		4,779,793
Total Corporate Bonds (Cost $304,804,010)		306,317,711
NON-AGENCY ASSET-BACKED SECURITIES–21.73%
•AGL CLO 17 Ltd. Series 2022-17A AR 5.25% (TSFR03M + 0.95%) 1/21/35	2,150,000	2,140,331
American Express Credit Account Master Trust Series 2023-1 A 4.87% 5/15/28	3,500,000	3,519,420
ARI Fleet Lease Trust
Series 2024-B A2 5.54% 4/15/33	5,527,670	5,563,589
Series 2025-A B 4.70% 1/17/34	2,500,000	2,492,157
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Bain Capital Credit CLO Ltd. Series 2021-7A A1R 5.29% (TSFR03M + 0.98%) 1/22/35	2,600,000	$2,584,122
•Ballyrock CLO 27 Ltd. Series 2024-27A A1A 6.21% (TSFR03M + 1.35%) 10/25/37	1,700,000	1,701,544
•Benefit Street Partners CLO VIII Ltd. Series 2015-8A A1AR 5.65% (TSFR03M + 1.36%) 1/20/31	595,571	595,730
•Canyon Capital CLO Ltd. Series 2019-2A AR2 5.32% (TSFR03M + 1.01%) 10/15/34	1,100,000	1,093,920
•Canyon CLO Ltd. Series 2020-2A AR2 5.33% (TSFR03M + 1.03%) 10/15/34	1,600,000	1,596,786
•Carlyle Global Market Strategies CLO Ltd. Series 2014-2RA A1 5.63% (TSFR03M + 1.31%) 5/15/31	1,160,162	1,159,669
•CBAM Ltd. Series 2020-13A A 5.98% (TSFR03M + 1.69%) 1/20/34	7,000,000	7,001,036
Chase Issuance Trust Series 2024-A1 A 4.60% 1/16/29	5,300,000	5,330,090
CNH Equipment Trust Series 2024-A A2 5.19% 7/15/27	1,678,956	1,680,854
Discover Card Execution Note Trust Series 2023-A1 A 4.31% 3/15/28	5,000,000	4,996,334
•Dryden 83 CLO Ltd. Series 2020-83A AR 5.82% (TSFR03M + 1.53%) 4/18/37	4,750,000	4,756,474
Enterprise Fleet Financing LLC
Series 2022-2 A2 4.65% 5/21/29	322,137	321,962
Series 2023-3 A2 6.40% 3/20/30	3,956,152	4,018,884
Ford Credit Auto Lease Trust Series 2024-A A3 5.06% 5/15/27	5,000,000	5,016,737
Ford Credit Auto Owner Trust
Series 2022-A B 1.91% 7/15/27	4,800,000	4,711,396
Series 2023-C A3 5.53% 9/15/28	11,000,000	11,140,613
Series 2024-B A3 5.10% 4/15/29	7,000,000	7,087,606
Ford Credit Floorplan Master Owner Trust A Series 2024-1 A1 5.29% 4/15/29	9,000,000	9,155,515
GM Financial Automobile Leasing Trust Series 2024-1 A3 5.09% 3/22/27	14,650,000	14,714,961
LVIP Macquarie Limited-Term Diversified Income Fund–4

LVIP Macquarie Limited-Term Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•HalseyPoint CLO 5 Ltd. Series 2021-5A A1A 5.76% (TSFR03M + 1.47%) 1/30/35	4,000,000	$4,001,828
Huntington Auto Trust Series 2024-1A A3 5.23% 1/16/29	10,000,000	10,098,375
Hyundai Auto Lease Securitization Trust
Series 2024-A A3 5.02% 3/15/27	5,800,000	5,821,062
Series 2024-C A3 4.62% 4/17/28	5,500,000	5,513,719
•Magnetite XL Ltd. Series 2024-40A A1 5.75% (TSFR03M + 1.45%) 7/15/37	5,000,000	5,013,750
•Mercedes-Benz Auto Lease Trust Series 2024-A A2B 4.77% (SOFR30A + 0.42%) 2/16/27	2,572,548	2,571,970
•Neuberger Berman Loan Advisers CLO 42 Ltd. Series 2021-42A AR 5.67% (TSFR03M + 0.95%) 7/16/35	1,150,000	1,145,624
•NextGear Floorplan Master Owner Trust Series 2024-1A A1 5.25% (SOFR30A + 0.90%) 3/15/29	11,000,000	11,051,777
OCCU Auto Receivables Trust Series 2023-1A A2 6.23% 4/15/27	815,264	817,313
•Octagon Investment Partners 51 Ltd. Series 2021-1A AR 5.31% (TSFR03M + 0.99%) 7/20/34	2,300,000	2,285,850
PFS Financing Corp.
Series 2024-B A 4.95% 2/15/29	8,900,000	8,962,306
•Series 2025-A A 5.00% (SOFR30A + 0.65%) 1/15/29	11,500,000	11,491,041
Porsche Innovative Lease Owner Trust Series 2024-1A A3 4.67% 11/22/27	3,200,000	3,210,764
Santander Drive Auto Receivables Trust Series 2025-1 D 5.43% 3/17/31	6,550,000	6,629,196
Toyota Auto Loan Extended Note Trust Series 2022-1A A 3.82% 4/25/35	11,490,000	11,363,063
Toyota Auto Receivables Owner Trust
Series 2024-A A3 4.83% 10/16/28	1,200,000	1,206,820
Series 2024-B A3 5.33% 1/16/29	4,750,000	4,817,270
•Trestles CLO V Ltd. Series 2021-5A A1 5.72% (TSFR03M + 1.43%) 10/20/34	7,000,000	7,002,338
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Verizon Master Trust
Series 2024-3 A1A 5.34% 4/22/30	5,500,000	$5,611,142
Series 2025-1 B 4.94% 1/21/31	5,000,000	5,045,537
•Volkswagen Auto Loan Enhanced Trust Series 2023-2 A2B 4.97% (SOFR30A + 0.63%) 3/22/27	3,795,948	3,800,595
Wheels Fleet Lease Funding 1 LLC Series 2024-3A A1 4.80% 9/19/39	5,100,000	5,118,223
World Omni Auto Receivables Trust
Series 2022-D A3 5.61% 2/15/28	2,412,230	2,424,816
Series 2023-C A3 5.15% 11/15/28	5,750,000	5,777,598
•World Omni Automobile Lease Securitization Trust Series 2025-A A2B 4.74% (SOFR30A + 0.39%) 12/15/27	3,500,000	3,500,548
•Zais CLO 16 Ltd. Series 2020-16A A1R2 5.45% (TSFR03M + 1.13%) 10/20/34	3,100,000	3,080,244
Total Non-Agency Asset-Backed Securities (Cost $238,640,701)		239,742,499
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.84%
φ•OBX Trust Series 2023-NQM8 A1 7.05% 9/25/63	3,044,971	3,088,766
•Radnor Re Ltd. Series 2024-1 M1A 6.34% (SOFR30A + 2.00%) 9/25/34	982,482	983,561
φ•Verus Securitization Trust Series 2023-6 A1 6.67% 9/25/68	5,150,615	5,203,360
Total Non-Agency Collateralized Mortgage Obligations (Cost $9,177,934)		9,275,687
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.95%
•Benchmark Mortgage Trust Series 2022-B32 A5 3.00% 1/15/55	4,860,000	4,187,894
•BMO Mortgage Trust Series 2022-C1 A5 3.37% 2/15/55	2,000,000	1,774,562
CD Mortgage Trust Series 2019-CD8 A4 2.91% 8/15/57	5,000,000	4,489,840
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $10,752,363)		10,452,296
LVIP Macquarie Limited-Term Diversified Income Fund–5

LVIP Macquarie Limited-Term Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
SOVEREIGN BOND–0.20%
Poland—0.20%
ΔRepublic of Poland Government International Bonds 4.88% 2/12/30	2,215,000	$2,234,628
		2,234,628
Total Sovereign Bond (Cost $2,203,647)		2,234,628
U.S. TREASURY OBLIGATIONS–37.77%
U.S. Treasury Notes
3.88% 3/15/28	35,795,000	35,789,407
4.13% 2/28/27	129,560,000	130,050,911
4.25% 2/15/28	197,580,000	199,524,928
4.38% 7/31/26	51,060,000	51,315,300
Total U.S. Treasury Obligations (Cost $414,632,169)		416,680,546

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–3.23%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.29%)	35,684,511	$35,684,511
Total Money Market Fund (Cost $35,684,511)		35,684,511

TOTAL INVESTMENTS–101.86% (Cost $1,120,921,737)	1,123,590,939

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(1.86%)	(20,520,916)
NET ASSETS APPLICABLE TO 117,396,263 SHARES OUTSTANDING–100.00%	$1,103,070,023

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2025. Rate will reset at a future date.
φStep coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at March 31, 2025.
ΔSecurities have been classified by country of origin.

The following futures contracts and swap contracts were outstanding at March 31, 2025:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
(72)	U.S. Treasury 10 yr Ultra Notes	$(8,217,000)	$(8,120,086)	6/18/25	$—	$(96,914)
463	U.S. Treasury 2 yr Notes	95,920,579	95,458,962	6/30/25	461,617	—
(68)	U.S. Treasury Bonds	(7,975,125)	(7,966,418)	6/18/25	—	(8,707)
(490)	U.S. Treasury Note	(52,996,563)	(52,394,057)	6/30/25	—	(602,506)
Total Futures Contracts					$461,617	$(708,127)
LVIP Macquarie Limited-Term Diversified Income Fund–6

LVIP Macquarie Limited-Term Diversified Income Fund
Schedule of Investments (continued)
Swap Contract
Credit Default Swap (CDS) Contracts
Reference Obligation/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared:
Protection Sold
CDX.NA.HY.43- Quarterly[3]	8,400,000	(5.00%)	12/20/29	$462,393	$519,540	$—	$(57,147)

The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through March 31, 2025.
[2] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[3] Markit’s North American High Yield CDX Index, or the CDX.NA.HY Index, is composed of 100 of the most liquid North American entities with high yield credit ratings that trade in the CDS market. Constituents for the index can be found at www.markit.com/Documentation.

Summary of Abbreviations:
BMO–Bank of Montreal
CDX.NA.HY–Credit Default Swap Index North America High Yield
CLO–Collateralized Loan Obligation
FREMF–Freddie Mac Multifamily
REMIC–Real Estate Mortgage Investment Conduits
SOFR–Secured Overnight Financing Rate
TSFR03M–3 Month Term Secured Overnight Financing Rate
SOFR30A–Secured Overnight Financing Rate 30 Days Average
STACR–Structured Agency Credit Risk
TBA–To be announced
yr–Year
LVIP Macquarie Limited-Term Diversified Income Fund–7